Note 9 - Long-term Investments (Details)	1 Months Ended						3 Months Ended		12 Months Ended
	Apr. 29, 2016 USD ($)	May. 31, 2015 USD ($)	Dec. 31, 2012 USD ($) shares	Nov. 30, 2012 USD ($)	Apr. 16, 2012 $ / shares	Sep. 30, 2008 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 TWD	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 EUR (€) shares	Jul. 31, 2013 USD ($)	Jul. 31, 2013 TWD	Jun. 30, 2010 USD ($) shares	Jun. 30, 2010 SGD shares	Jun. 30, 2010 TWD shares	Apr. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	May. 30, 2006 USD ($)	Nov. 30, 2005 USD ($) shares	Nov. 30, 2005 SGD shares	Jan. 31, 2005 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2002 USD ($)
Sigurd Cayman [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investments									$ 2,365,000	$ 7,200,000
X-FAB [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									1.60%			1.60%
Investment Owned, Balance, Shares (in Shares) | shares									530,000			530,000
Cost Method Investments									$ 4,968,000	4,968,000		€ 4,982,000
PVEF [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investments									49,000	497,000
GEM [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investments									78,000	78,000
EMC [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investments									1,844,000	1,844,000
Verticil [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost-method Investments, Other than Temporary Impairment							$ 83,000	TWD 2,500,000
Cost Method Investments										167,000			$ 250,000	TWD 7,500,000
Marketable Securities, Realized Gain (Loss)									$ 8,000
Subsequent Event [Member] | X-FAB [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Marketable Securities, Realized Gain (Loss)	$ 413,000
Preferred Stock [Member] | Sigurd Cayman [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investment, Purchase Price																		$ 1,500,000	$ 5,700,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									18.88%			18.88%							19.54%
Cost-method Investments, Other than Temporary Impairment									$ 4,835,000
Investment Owned, Balance, Shares (in Shares) | shares									9,690,445			9,690,445
Cost Method Investments									$ 2,365,000
Preferred Stock [Member] | GEM [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									0.35%			0.35%
Cost-method Investments, Other than Temporary Impairment											$ 422,000
Investment Owned, Balance, Shares (in Shares) | shares									333,334			333,334
Cost Method Investments									$ 78,000
Cost Method Investment Per Share (in Dollars per share) | $ / shares					$ 0.235
Investment Percentage					58.40%
Preferred Stock [Member] | SiGen [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									0.06%			0.06%
Cost Method Investments																									$ 0	$ 0
Investment Owned, Balance, Principal Amount									$ 23,946
Equity Securities [Member] | PVEF [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investment, Purchase Price															$ 357,000	SGD 500,000						$ 585,000	SGD 1,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									5.00%			5.00%
Cost-method Investments, Other than Temporary Impairment									$ 118,000
Investment Owned, Balance, Shares (in Shares) | shares															30	30	30					20	20
Cost Method Investments									167,000
Investment Owned Value Per Unit (in Dollars) | SGD																							SGD 50,000
Stock Redeemed or Called During Period, Value		$ 330,000
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments									$ 0
Common Stock [Member] | PVEF [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Stock Redeemed or Called During Period, Value				$ 445,000
Common Stock [Member] | EMC [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investment, Purchase Price															$ 1,960,000		TWD 62,900,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									10.98%			10.98%
Investment Owned, Balance, Shares (in Shares) | shares									3,474,854			3,474,854			3,468,000	3,468,000	3,468,000
Cost Method Investments									$ 1,844,000
Cost Method Investment Sale of Shares (in Shares) | shares			200,000
Cost Method Investment Sale of Shares Value			$ 138,000
Common Stock [Member] | Etrend [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Marketable Securities, Realized Gain (Loss)										$ 436,000
Common Stock [Member] | Sinomos [Member]
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investment, Purchase Price																				$ 4,785,000	$ 3,288,000			$ 5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									18.41%			18.41%
Cost-method Investments, Other than Temporary Impairment						$ 13,073,000
Investment Owned, Balance, Shares (in Shares) | shares									30,101,353			30,101,353
Write Off Outstanding Prepayments						$ 2,942,000